RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Balance Sheet Caption) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Fortress Operating Group units held by the principals and a former senior employee	$ 556,720	$ 725,424
Employee interests in majority owned and controlled fund advisor and general partner entities	80,333	62,381
Other	2,303	2,033
Total	$ 639,356	$ 789,838